COMMITMENTS AND CONTINGENT LIABILITIES - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Commitments [Line Items]
Rent expense	$ 870,000	$ 286,000	$ 207,000
Short-term guarantee issued by bank	138,000
Long-term guarantee issued by bank	1,005,000
BIRD
Other Commitments [Line Items]
Paid and accrued royalties	0	0	12,000
IIA
Other Commitments [Line Items]
Paid and accrued royalties	0	$ 27,000	$ 1,000
Royalty
Other Commitments [Line Items]
Remaining contingent obligation of royalties	721,000
Royalty | BIRD
Other Commitments [Line Items]
Remaining contingent obligation of royalties	$ 433,000